Income Tax, Income tax benefit/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Current tax	$ (468)	$ (1,998)	$ (1,018)
Deferred tax	(42,191)	(117,839)	(648)
Deferred tax expense (income) relating to origination and reversal of temporary differences	(42,191)	(98,508)	(648)
Deferred tax expense (income) relating to changes in tax rates	0	(19,331)	0
Total income tax benefit/(expense)	$ (42,659)	$ (119,837)	$ (1,666)